Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 679,620	$ 336,866
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset)	182	0
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences	(309)	171
Cash flow hedges - effective portion of changes in fair value	1,268	(1,666)
Equity-accounted investees - share of other comprehensive income	0	0
Other comprehensive income (expense), net of tax	1,141	(1,495)
Total comprehensive income (expense) for the period	680,761	335,371
Attributable to:
Owners of the company	$ 680,761	$ 335,371